Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Common Stock, par value		$ 0.001	$ 0.001
Common Stock, shares authorized	400,000,000	400,000,000	400,000,000
Common Stock, shares issued	86,852,718	85,115,660	83,000,000
Common Stock, shares outstanding	86,852,718	85,115,660	83,000,000